Cash and restricted cash - Reconciliation (Details) - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025	Jun. 30, 2025	Dec. 31, 2024
Cash and Cash Equivalents [Abstract]
Cash at banks	$ 156,157	$ 87,118
Restricted cash	9,258	6,138
Cash and restricted cash shown in the unaudited condensed consolidated statements of cash flows	$ 165,415	$ 93,256	$ 99,254	$ 50,164